Accounts receivable and others (Details) - Schedule of allowance for expected credit losses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Allowance For Expected Credit Losses Abstract
Beginning balance	R$ 1,729	R$ 1,216
Ending balance	1,778	1,729
Set-up of provision	5	539
Exchange variation	R$ 44
Business Combination		193
Write-off or reversal		R$ (219)